Retirement Plans	12 Months Ended
Dec. 02, 2012
Retirement Plans
Retirement Plans

Note 16: Retirement Plans

  Defined Contribution Plans

        Substantially all employees are covered by defined contribution profit sharing plans, where specific amounts (as annually established by the Company's Board of Directors) are set aside in trust for retirement benefits. Profit sharing expense was $6.6 million for the year ended December 2, 2012 and $4.5 million for each of the years ended November 27, 2011 and November 28, 2010, respectively.

  Company Pension Plans

        The Company has a noncontributory, defined benefit pension plan covering current and former hourly employees at four of its active plants and eight previously closed U.S. facilities. Sealy Canada, Ltd. (a 100% owned subsidiary of the Company) also sponsors a noncontributory, defined benefit pension plan covering hourly employees at one of its facilities. Both plans provide retirement and survivorship benefits based on the employees' credited years of service. The Company's funding policy provides for contributions of an amount between the minimum required and maximum amount that can be deducted for federal income tax purposes.

        Pension plan assets consist of investments in various equity and fixed income mutual funds as well as money market mutual funds. The long-term rate of return for the plans is based on the weighted average of the plans' investment allocation and the historical returns for those asset categories. Because future compensation levels are not a factor in these plans' benefit formula, the accumulated benefit obligation is approximately equal to the projected benefit obligation as reported below. The discount rate is based on the returns on long-term bonds in the private sector and incorporates a long-term inflation rate. Summarized information for the plans follows:

  Expenses and Status

        Components of net periodic pension cost for employees included in the Consolidated Statements of Operations were as follows:

	2012	2011	2010
	(in thousands)
Service cost	$942	$788	$1,258
Interest cost	1,537	1,454	1,713
Expected return on assets	(1,588)	(1,447)	(1,246)
Amortization of unrecognized net loss	821	524	498
Amortization of unrecognized prior service cost	151	167	226

Total net periodic pension cost	1,863	1,486	2,449
Less: Net periodic pension cost of discontinued operations	—	—	(506)

Net periodic pension cost	$1,863	$1,486	$1,943

        The other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income were:

	2012	2011	2010
	(in thousands)
Net loss	$6,102	$5,585	$1,179
Amortization of prior service cost	(151)	(167)	(169)
Amortization of net loss	(821)	(524)	(498)

Total recognized in other comprehensive income	$5,130	$4,894	$512

        The following assumptions, calculated on a weighted-average basis, were used to determine pension costs for the Company's pension plans:

	2012	2011	2010
Settlement (discount) rate(a)	4.72%	5.48%	5.70%
Expected long term return on plan assets	7.38%	7.85%	7.85%
Weighted average rate of increase in future compensation levels	0.00%	0.00%	0.00%
(a)
Due to current economic differences in the interest rates in the jurisdictions of the retirement plans, the discount rates used in fiscal 2012 to determine the expenses for the United States retirement plan and Canadian retirement plan were 4.75% and 4.45%, respectively.

  Obligations and Funded Status

        The measurement date for all of the Company's pension plans is the date of the fiscal year end. The funded status of the pension plans as of December 2, 2012 and November 27, 2011, was as follows:

	2012	2011
	(in thousands)
Change in Benefit Obligation:
Projected benefit obligation at beginning of year	$32,525	$26,580
Service cost	942	788
Interest cost	1,537	1,454
Plan changes	—	127
Actuarial losses	6,869	4,687
Benefits paid	(703)	(705)
Expenses paid	(334)	(302)
Foreign currency exchange rate changes	176	(104)

Projected benefit obligation at end of year	$41,012	$32,525

Change in Plan Assets:
Fair value of plan assets at beginning of year	$21,161	$17,905
Actual return on assets	2,354	551
Employer contribution	1,890	3,787
Benefits paid	(703)	(705)
Expenses paid	(334)	(302)
Foreign currency exchange rate changes	140	(75)

Fair value of plan assets at end of year	$24,508	$21,161

Funded status	$(16,504)	$(11,364)

	2012	2011
	(in thousands)
Amounts Recognized in the Consolidated Balance Sheets:
Noncurrent portion of benefit liability	$(16,504)	$(11,364)
Accumulated other comprehensive income	22,281	17,060

Net amount recognized as of fiscal year end	$5,777	$5,696

Accumulated Benefit Obligation and Fair Value of Assets:
Accumulated benefit obligation	$(41,012)	$(32,525)
Projected benefit obligation	(41,012)	(32,525)
Fair value of assets	24,508	21,161

Unfunded projected benefit obligation	$(16,504)	$(11,364)

	2012	2011
	(in thousands)
Amounts Recognized in Accumulated Other Comprehensive Income:
Net loss	$21,033	$15,687
Prior service credit	1,248	1,373

Net amount recognized as of fiscal year end	$22,281	$17,060

        The following assumptions, calculated on a weighted-average basis, were used to determine benefit obligations for the Company's pension plans as of December 2, 2012 and November 27, 2011:

	2012	2011	2010
Settlement (discount) rate(a)	4.00%	4.72%	5.48%
Expected long term return on plan assets	6.93%	7.85%	7.85%
Weighted average rate of increase in future compensation levels	0.00%	0.00%	0.00%
(a)
The discount rates used in fiscal 2012 to determine the benefit obligations for the United States retirement plan and Canadian retirement plan were both 4.00%.

        The amounts in accumulated other comprehensive income/(loss) that are expected to be recognized as components of net income during the next year are as follows:

Amortization of net loss	$1,089
Amortization of prior service cost	145

  Plan Contributions and Expected Benefit Payments

        During fiscal 2013, we expect to contribute $2.8 million to our pension plans from available cash and equivalents. The following table presents estimated future benefit payments:

Fiscal 2013	$665
Fiscal 2014	715
Fiscal 2015	790
Fiscal 2016	895
Fiscal 2017	991
Fiscal 2018 - Fiscal 2022	7,268

  Pension Plan Asset Information

        Investment Objective and Strategies.    Our investment objectives are to minimize the volatility of the value of our pension assets relative to pension liabilities and to ensure assets are sufficient to pay plan benefits. Target and actual asset allocations are as follows:

	2012 Target	2012 Actual	2011 Actual
Allocation of plan assets:
Equity securities	60.00%	60.37%	80.24%
Debt securities	40.00%	36.40%	16.71%
Other	0.00%	3.23%	3.05%

Total plan assets	100.00%	100.00%	100.00%

        Investment strategies and policies reflect a balance of risk-reducing and return-seeking considerations. The objective of minimizing the volatility of assets relative to liabilities is addressed primarily through asset diversification. Assets are broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to liabilities. Our policy to rebalance our investment regularly ensures that actual allocations are in line with target allocations as appropriate.

        Strategies to address the goal of ensuring sufficient assets to pay benefits include target allocations to a broad array of asset classes that provide return, diversification and liquidity.

        The plan's investment fiduciaries are responsible for setting asset allocation targets, and monitoring asset allocation and investment performance. The Company's pension investment manager has discretion to manage assets to ensure compliance with the asset allocations approved by the plan fiduciaries.

        Significant Concentrations of Risk.    Significant concentrations of risk in our plan assets relate to equity, interest rate, and operating risk. In order to ensure assets are sufficient to pay benefits, a portion of plan assets is allocated to equity investments that are expected, over time, to earn higher returns with more volatility than fixed income investments which more closely match pension liabilities. Within equities, risk is mitigated by constructing a portfolio that is broadly diversified by geography, market capitalization, investment style and process.

        In order to minimize asset volatility relative to the liabilities, a portion of plan assets are allocated to fixed income investments that are exposed to interest rate risk. Rate increases will generally result in a decline in fixed income assets while reducing the present value of the liabilities. Conversely, rate decreases will increase fixed income assets, partially offsetting the related increase in the liabilities.

        Operating risks primarily include the risks of inadequate diversification and insufficient oversight. To mitigate this risk, investments are diversified across and within asset classes in support of investment objectives. Policies and practices to address operating risks include ongoing oversight, plan and asset class investment guidelines, and periodic reviews to these guidelines to ensure adherence.

        Expected Long-Term Return on Plan Assets.    The expected long-term return assumption at December 2, 2012 was 7.50% for the United States retirement plan and 6.25% for the Canadian plan. The expected long-term return assumption is based on historical and projected rates of return for current and planned asset classes in the plan's investment portfolio. The assumption considers various sources, primarily inputs from advisors for long-term capital market returns, inflation, bond yields, and other variables, adjusted for specific aspects of our investment strategy by plan.

        The investments in plan assets primarily consist of mutual funds and money market funds. Investments in mutual funds and money market funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date. The fair value of the Company's pension benefit plan assets at December 2, 2012 by asset category was as follows:

	December 2, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Equity
Mutual funds—U.S. companies	$10,053	$—	$10,053	$—
Mutual funds—International companies	4,734	—	4,734	—

Total equity funds	14,787	—	14,787	—
Mutual funds—fixed income	8,797	—	8,797	—
Money market funds	924	—	924	—

Total	$24,508	$—	$24,508	$—

	November 27, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Equity
Mutual funds—U.S. companies	$7,322	$—	$7,322	$—
Mutual funds—International companies	9,552	—	9,552	—

Total equity funds	16,874	—	16,874	—
Mutual funds—fixed income	3,632	—	3,632	—
Money market funds	655	—	655	—

Total	$21,161	$—	$21,161	$—

Multi-Employer Benefit Plans

        Approximately 68% of our domestic employees are represented by various labor unions with separate collective bargaining agreements. As of December 2, 2012, our domestic and international manufacturing plants employed 859 and 486 employees, respectively, who were covered under collective bargaining agreements expiring within one year. Hourly employees working at ten of the Company's domestic manufacturing facilities are covered by union sponsored retirement plans. Further, employees working at three of the Company's domestic manufacturing facilities are covered by union sponsored health and welfare plans. These plans cover both active employees and retirees. Through the health and welfare plans, employees received medical, dental, vision, prescription and disability coverage. The Company's cost associated with these plans consists of periodic contributions to these plans based upon employee participation. The expense recognized by the Company for such contributions was as follows (in thousands):

	2012	2011	2010
Multi-employer retirement plan expense	$5,092	$5,284	$4,779
Multi-employer health and welfare plan expense	$3,098	$3,089	$2,755

        The risks of participating in multi-employer pension plans are different from the risks of participating in single-employer pension plans in the following respects: 1) Assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers; 2) If a participating employer ceases its contributions to the plan, the unfunded obligations of the plan allocable to the withdrawing employer may be borne by the remaining participant employers; 3) If the Company withdraws from the multi-employer pension plans in which it participates, the Company may be required to pay those plans an amount based on its allocable share of the underfunded status of the plan. As discussed in Note 25, the Company expects to incur a withdrawal liability of $1.8 million related to the relocation of its Portland, Oregon manufacturing facility.

        The following table presents information regarding the multi-employer pension plans that are significant to the Company:

		Pension Protection Act Zone Status(1)			Contributions of Sealy Corporation
									Expiration Date of Collective Bargaining Agreement
	EIN/Pension Plan Number			FIP/RP Status Pending/ Implemented(2)				Surcharge Imposed(3)
Pension Fund		2012	2011		2012	2011	2010
					(in thousands)
United Furniture Workers Pension Fund A(4)	13-5511877-001	Red	Red	Implemented	$1,117	$1,546	$890	Yes, 10%	2013 and 2014
Pension Plan of the National Retirement Fund(4)	13-6130178-001	Red	Red	Implemented	$890	927	1,039	Yes, 10%	2013
(1)
The Pension Protection Act of 2006 ranks the funded status of multi-employer pension plans depending upon a plan's current and projected funding. A plan is in the Red Zone (Critical) if it has a current funded percentage less than 65%. A plan is in the Yellow Zone (Endangered) if it has a current funded percentage of less than 80%, or projects a credit balance deficit within seven years. A plan is in the Green Zone (Healthy) if it has a current funded percentage greater than 80% and does not have a projected credit balance deficit within seven years. The zone status is based on the plan's year end rather than the Company's. The zone status listed above is based on information that the Company received from the plan and is certified by the plan's actuary for the most recent year available.

(2)
Funding Improvement Plan or Rehabilitation Plan as defined in the Employment Retirement Security Act of 1974 has been implemented or is pending.

(3)
Indicates whether the Company paid a surcharge to the plan in the most current year due to funding shortfalls and the amount of the surcharge.

(4)
The Company was not listed in the plan's Form 5500 as providing more than 5% of the total contributions for the most recent plan year available.